Finance Expenses	12 Months Ended
Dec. 31, 2023
Finance Expenses [Abstract]
Finance Expenses
40.	Finance Expenses

(1)	Finance expenses for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023

		In millions of won
Interest expense	￦	1,914,457	2,818,546	4,451,659
Losses on sale of financial assets		1,045	1,841	1
Losses on valuation of financial assets at fair value through profit or loss		5,480	44,329	24,015
Losses on valuation of derivatives		37,017	371,038	148,412
Losses on transaction of derivatives		40,818	205,162	178,959
Losses on foreign currency translation		1,159,334	934,005	491,782
Losses on foreign currency transaction		83,558	346,711	49,677
Losses on repayment of financial liabilities		10	15	—
Others		4,058	25,144	2,513

	￦	3,245,777	4,746,791	5,347,018

(2)	Details of interest expense included in finance expenses for the years ended December 31, 2021, 2022 and 2023 are as follows:

		2021	2022	2023
		In millions of won
Trade and other payables	￦	213,765	204,078	200,440
Short-term borrowings		42,371	145,201	376,066
Long-term borrowings		115,141	204,037	407,915
Debt securities		1,728,588	2,388,517	3,634,680
Other financial liabilities		384,423	472,248	614,332

		2,484,288	3,414,081	5,233,433
Less: Capitalized borrowing costs		(569,831)	(595,535)	(781,774)

	￦	1,914,457	2,818,546	4,451,659

Capitalization rates for the years ended December 31, 2021, 2022 and 2023 are 2.02%~4.33%, 2.25%~3.86% and 2.34%~4.28%, respectively.